Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
We have evaluated subsequent events from the balance sheet date through February 25, 2022, the date at which the consolidated financial statements were available to be issued, noting no additional items which need to be disclosed within the accompanying notes to the consolidated financial statements other than those disclosed above.